OPERATING EXPENSES - Taxes and Fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Turnover tax	$ (26,962)	$ (30,803)	$ (32,133)
Regulatory Entity Fees	(13,982)	(15,317)	(16,563)
Municipal taxes	(7,664)	(8,812)	(9,208)
Other taxes and fees	(7,383)	(8,849)	(9,781)
Total taxes and fees with the regulatory authority	$ (55,991)	$ (63,781)	$ (67,685)